Subsequent Event	12 Months Ended
Dec. 31, 2012
Subsequent Event [Abstract]
Subsequent Event
(24) Subsequent Event

On January 29, 2013, the Company's 28,000 shares of Cumulative Perpetual Preferred Stock, Series A (the Preferred Stock) was sold by the Treasury to the public through a modified dutch auction.  This auction is part of the Treasury's ongoing efforts to wind down its remaining TARP bank investments.  The sale of the Preferred Stock to new investors did not result in any accounting entries and does not change the Company's capital position.  The Treasury continues to hold the Warrant for 500,000 shares of common stock; however, the Company has notified the Treasury of its intentions to repurchase the warrant, although no price for the repurchase has been set.

Cumulative dividends on the Preferred Shares will continue to accrue at a rate of 5 percent per annum for the first five years from initial issuance and at a rate of 9 percent per annum thereafter.  The Preferred Stock continues to have no maturity date and ranks senior to the Company's Common Stock.  The Preferred Stock continues to be redeemable at the option of the Company at 100 percent of their liquidation preference, plus any accrued and unpaid dividends.